Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	As of December 31,
	2013	2012
Dollars in millions
Cash	$461.9	$495.7
Cash equivalents:
Commercial paper	50.0	10.0
Money market funds	54.8	48.1
Time Deposits	6.8	—
	$573.5	$553.8

Property, Plant and Equipment

	Years
Software	3	-	10
Buildings and improvements	2	-	50
Machinery and equipment	1	-	30
Solar energy systems	23	-	30
Property, Plant and Equipment
We record property, plant and equipment at cost and depreciate it evenly over the assets’ estimated useful lives as follows:

	Years
Software	3	-	10
Buildings and improvements	2	-	50
Machinery and equipment	1	-	30
Solar energy systems	23	-	30

Intangible Assets, Estimated Useful Lives
he estimated useful lives of our intangible assets subject to amortization are as follows:

	Years
Favorable energy credits	4	-	18
Customer sales backlog and relationships	1	-	6
Trade name			15
Developed technology			5